Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
Warrants

Note 9 – Warrants

Warrants Issued

On June 5, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited and institutional investors (the “Investors”) pursuant to which the Company issued warrants to purchase up to 25,080,000 shares of common stock (the “Warrants”), exercisable at $0.38 per share (the “Offering”) (see Note 7 for further disclosures).

On March 9, 2023, the Company received an Investor Notice from Alpha (described above in Note 8) resulting in the issuance of a Common Stock warrant to purchase up to 7,142,715 shares of Common Stock at the exercise price of $0.42 per share warrant (the “Additional Warrant”) for an aggregate purchase price of $3,000,000. The Additional Warrant is exercisable upon issuance and has a three-year term. On March 10, 2023, the Company issued and sold the Additional Series F Preferred along with the associated Additional Warrant. On June 5, 2023, upon entering the Purchase Agreement a Down Round was triggered reducing the exercise price of the Additional Warrant to $0.25.

On December 6, 2022, the Company entered into a Promissory Note Purchase Agreement (described above in Note 7), pursuant to which the Company issued the right to purchase up to 5,000,000 shares of Common Stock at an exercise price of $0.44 per share (see Note 8 for further disclosures), subject to standard anti-dilution adjustments. The Promissory Note Warrant was not exercisable for the first six months after issuance and has a five-year term from the initial exercise date of June 6, 2023. On September 15, 2023, the Company and the Investor entered into a Warrant Exchange Agreement pursuant to which the Company has agreed to issue to the Investor 5,000,000 shares of common stock in exchange for the Promissory Note Warrant. The Promissory Note Warrant has since been cancelled and is now no longer outstanding.

On June 26, 2022, the Company entered into a Securities Purchase Agreement (described above in Note 7) with Alpha. In connection with the Series F Agreement the Company issued a warrant to Alpha to purchase 16,129,032 shares of Common Stock, par value $0.001 per share Series F Warrant with an exercise price equal to $0.96, subject to adjustment, per share of Common Stock. The Series F Warrants were not exercisable for the first six months after its issuance and have a three-year term from its initial exercise date of December 30, 2022. Upon the issuance of the 5,000,000 shares of Common Stock warrants at $0.44 per share, the Series F Warrant exercise price was reduced to $0.44, the warrants were further reduced in March upon issuance of additional Series F Preferred shares to $0.42 and in June to $0.25 upon entering the Purchase Agreement (see Note 7 for explanation regarding the December, March and June Down Rounds along with any other further disclosures related to Series F Preferred Stock).

A summary of activity related to warrants for the periods presented is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term
Outstanding as of December 31, 2021	—	$—		—
Issued	21,129,032	0.29	*	—
Exercised	—	—		—
Outstanding as of December 31, 2022	21,129,032	$0.29	*	—
Issued - March 2023	7,142,715	0.25	*	—
Issued - June 2023	25,080,000	0.38		—
Exercised	(5,000,000)	0.44		—
Outstanding as of September 30, 2023	48,351,747	0.32	*	3.81
Exercisable as of September 30, 2023	23,271,747	0.25	*	2.31

*	Reflects the exercise price after the Down Round Trigger events on December 6, 2022, March 9, 2023, and June 6, 2023 (see Note 7).

As of September 30, 2023, the intrinsic value of the warrants was nil.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2023 AND 2022

(UNAUDITED)

Note 12 – Warrants

Warrants Issued

On December 6, 2022, the Company entered into a purchase agreement, described above in Note 9, pursuant to which the Company agreed to issue to the Investor in a registered direct offering a warrant to purchase up to 5,000,000 shares of Common Stock at an exercise price of $0.44 per share, subject to standard anti-dilution adjustments. The Warrant is not exercisable for the first six months after issuance and has a five-year term from the initial exercise date of June 6, 2023.

In connection with the sales of Series F Preferred Stock (see Note 10), the Company issued a warrant to the investor to purchase 16,129,032 shares of Common Stock, par value $0.001 per share, Series F Warrants with an initial exercise price equal to $0.96, subject to adjustment, per share of Common Stock. The Series F Warrants are not exercisable for the first six months after its issuance and have a three-year term from its initial exercise date of December 30, 2022. Upon the issuance of the 5,000,000 shares of Common Stock warrants at $0.44 per share, above, the Series F Warrant exercise price was reduced to $0.44 (see Note 10 for further disclosures).

Upon exercise of the Series F Warrants in full by the investor, the Company would receive additional gross proceeds of approximately $7,100,000.

Warrant Conversions

On February 8, 2021, the Company received $8,305,368 in additional gross proceeds associated with the exercise of 2,516,778 of warrants issued at a price of $3.30 in connection with a securities purchase agreement dated August 4, 2020.

As of December 31, 2021, there were no warrants outstanding. As of December 31, 2022, the intrinsic value of the warrants was nil.

A summary of activity related to warrants for the periods presented is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term
Outstanding as of December 31, 2020	2,516,778	$3.30		0.83
Issued	—	—		—
Exercised	(2,516,778)	3.30		—
Outstanding as of December 31, 2021	—	$—		—
Issued	21,129,032	$0.44	*	-
Exercised	—	—		—
Outstanding as of December 31, 2022	21,129,032	$0.44	*	3.06
Exercisable as of December 31, 2022	—	—		—

*	Reflects the exercise price after the Down Round Trigger event on December 6, 2022 (see Notes 9 and 10).

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021